Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 15,429	$ 12,426	$ 11,970
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of acquisition fair value adjustments	(260)	(440)	(1,821)
ESOP shares earned	814	606	532
Provision for loan losses	6,470	8,581	3,663
(Accretion) amortization of net deferred loan origination costs/fees	(172)	(9)	266
Net (accretion) amortization of securities available for sale	(15)	288	672
Capitalization of mortgage servicing rights	(99)	(708)	(141)
Amortization of mortgage servicing rights	303	313	193
Change in valuation allowance on mortgage servicing rights	(62)	70
Depreciation and amortization expense	2,291	2,125	2,300
Gain on sales of securities, net	(9,636)	(5,568)	(4,464)
Net loss and provision for foreclosed real estate	345	385	11
Deferred income tax (benefit) provision	(3,224)	(2,781)	611
Income from bank-owned life insurance	(1,195)	(1,201)	(1,221)
Equity income on investment in affiliate bank		(310)	(1,110)
Gain on sale of investment in affiliate bank		(4,819)
Share-based compensation expense	1,170	1,170	1,080
Excess tax benefits in connection with share-based compensation	(323)
Net changes in:
Loans held for sale	12,139	(10,310)	8,821
Accrued interest receivable	(382)	537	261
Prepaid deposit insurance		1,257	1,769
Other assets	15	1,925	3,269
Accrued expenses and other liabilities	4,310	(287)	6,417
Net cash provided by operating activities	27,918	3,250	33,078
Cash flows from investing activities:
Maturities of certificates of deposit		2,500
Purchases of certificates of deposit			(2,500)
Activity in securities available for sale:
Proceeds from maturities, calls and principal payments	36,877	164,894	164,415
Redemption (purchase) of mutual funds, net	11,768	(4,784)	4,855
Proceeds from sales	60,780	38,743	43,417
Purchases	(39,714)	(108,570)	(189,578)
Proceeds from sale of investment in affiliate bank		6,600
Loans originated, net of principal payments received	(485,842)	(455,030)	(174,094)
Purchases of premises and equipment	(2,915)	(3,770)	(4,783)
Redemption of Federal Home Loan Bank stock	157	474
Capitalized costs on foreclosed real estate		(8)	(58)
Proceeds from sales of foreclosed real estate	1,222	1,957	2,226
Net cash provided by investing activities	(417,667)	(356,994)	(156,100)
Cash flows from financing activities:
Net increase in deposits	383,196	260,981	145,344
Net change in borrowings with maturities less than three months		(16,527)	4,541
Proceeds from Federal Home Loan Bank advances with maturities of three months or more	47,500	90,000
Repayment of Federal Home Loan Bank advances with maturities of three months or more	(46,528)	(43,070)	(20,475)
Stock options exercised	35	27
Excess tax benefits in connection with share-based compensation	323
Purchase of treasury stock	(1,698)	(1,160)	(5,196)
Net cash provided by financing activities	382,828	290,251	124,214
Net change in cash and cash equivalents	(6,921)	(63,493)	1,192
Cash and cash equivalents at beginning of year	93,192	156,685	155,493
Cash and cash equivalents at end of year	86,271	93,192	156,685
Supplemental cash flow information:
Interest paid on deposits	17,008	15,846	18,424
Interest paid on borrowings	3,510	3,857	4,591
Income taxes paid, net of refunds	9,569	8,011	2,868
Non-cash investing and financing activities:
Transfers from loans to foreclosed real estate	353	1,085	1,952
Net amounts due to broker on security transactions	(104)
Receipt of common stock from sale of investment in affiliate bank		$ 11,136